SHARE BASED COMPENSATION, RSAs, RSUs and SARs Granted to Eligible Persons (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation [Abstract]
Compensation expense	$ 214,560	$ 117,186
Share Options [Member]
Share-based Compensation [Abstract]
Compensation expense	109,636	74,672
Share Options [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	247	65
Share Options [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	5	31
Share Options [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	109,351	74,363
Share Options [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	33	213
RSAs and RSUs [Member]
Share-based Compensation [Abstract]
Compensation expense	94,054	38,422
RSAs and RSUs [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	3,845	1,993
RSAs and RSUs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	9,562	4,306
RSAs and RSUs [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	27,697	14,299
RSAs and RSUs [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	52,950	17,824
SARs [Member]
Share-based Compensation [Abstract]
Compensation expense	10,870	4,092
SARs [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	2,471	980
SARs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	4,707	1,898
SARs [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	3,029	1,078
SARs [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 663	$ 136